PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Common Stocks
Aerospace & Defense — 4.7%
Axon Enterprise, Inc.*	42,195	$30,280,820
Boeing Co. (The)*	476,552	102,854,218
General Electric Co.	288,819	86,882,532
		220,017,570
Automobiles — 3.9%
Tesla, Inc.*	413,458	183,873,042
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	122,856	48,115,324
Broadline Retail — 8.2%
Amazon.com, Inc.*	1,511,164	331,806,279
MercadoLibre, Inc. (Brazil)*	21,767	50,868,173
		382,674,452
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	36,347	28,944,934
KKR & Co., Inc.	105,576	13,719,601
LPL Financial Holdings, Inc.	48,789	16,231,612
		58,896,147
Consumer Staples Distribution & Retail — 3.5%
Costco Wholesale Corp.	94,812	87,760,832
Walmart, Inc.	755,784	77,891,099
		165,651,931
Electric Utilities — 1.4%
Constellation Energy Corp.	204,852	67,410,648
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	191,774	23,732,032
Entertainment — 6.8%
Netflix, Inc.*	149,411	179,131,836
Spotify Technology SA*	77,772	54,284,856
Walt Disney Co. (The)	730,896	83,687,592
		317,104,284
Financial Services — 5.0%
Mastercard, Inc. (Class A Stock)	231,648	131,763,699
Toast, Inc. (Class A Stock)*	471,857	17,227,499
Visa, Inc. (Class A Stock)	253,493	86,537,440
		235,528,638
Ground Transportation — 1.0%
Uber Technologies, Inc.*	498,394	48,827,660
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.*	217,474	21,231,987
Dexcom, Inc.*	429,472	28,899,171
Edwards Lifesciences Corp.*	564,624	43,910,808
Intuitive Surgical, Inc.*	90,216	40,347,302
		134,389,268
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	203,084	52,688,113
Interactive Media & Services — 11.1%
Alphabet, Inc. (Class A Stock)	494,565	120,228,752
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)	562,291	$136,945,973
Meta Platforms, Inc. (Class A Stock)	356,529	261,827,767
		519,002,492
IT Services — 2.5%
Shopify, Inc. (Canada) (Class A Stock)*	418,291	62,162,225
Snowflake, Inc.*	251,358	56,693,797
		118,856,022
Pharmaceuticals — 2.3%
Eli Lilly & Co.	143,109	109,192,167
Semiconductors & Semiconductor Equipment — 18.8%
Advanced Micro Devices, Inc.*	222,916	36,065,580
Broadcom, Inc.	744,451	245,601,829
NVIDIA Corp.	2,684,412	500,857,591
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	286,012	79,880,291
Texas Instruments, Inc.	97,894	17,986,065
		880,391,356
Software — 15.5%
AppLovin Corp. (Class A Stock)*	106,047	76,199,011
Cadence Design Systems, Inc.*	260,550	91,520,793
Crowdstrike Holdings, Inc. (Class A Stock)*	147,657	72,408,040
Datadog, Inc. (Class A Stock)*(a)	194,488	27,695,091
HubSpot, Inc.*	34,126	15,964,143
Microsoft Corp.	574,363	297,491,316
Oracle Corp.	261,901	73,657,037
ServiceNow, Inc.*	80,115	73,728,232
		728,663,663
Specialty Retail — 1.6%
Industria de Diseno Textil SA (Spain)	430,524	23,826,851
O’Reilly Automotive, Inc.*	486,951	52,498,187
		76,325,038
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,002,709	255,319,793
Textiles, Apparel & Luxury Goods — 1.3%
adidas AG (Germany)	79,771	16,901,995
NIKE, Inc. (Class B Stock)	598,245	41,715,624
		58,617,619

Total Long-Term Investments (cost $1,958,362,816)		4,685,277,259
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value

Short-Term Investments — 0.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	7,239,551	$7,239,551
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $19,336,897; includes $19,310,460 of cash collateral for securities on loan)(b)(wb)	19,348,507	19,336,897

Total Short-Term Investments (cost $26,576,448)		26,576,448

TOTAL INVESTMENTS—100.4% (cost $1,984,939,264)		4,711,853,707

Liabilities in excess of other assets — (0.4)%		(20,400,362)

Net Assets — 100.0%		$4,691,453,345

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,554,720; cash collateral of $19,310,460 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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